Related Party Disclosures - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Analysis of income and expense [abstract]
Other financial interest	€ 323	€ 419
Professional services	3,887	4,883
Statement of financial position [abstract]
Borrowings	(208,815)
Shareholders
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		€ 0
Joint Venture
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		0
Key management
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		0
Related parties
Analysis of income and expense [abstract]
Revenue	0	€ 0
Statement of financial position [abstract]
Accounts receivables and accounts payables	€ 0		€ 0